UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2017

Item 1.

Reports to Stockholders

Fidelity® Short-Term Treasury Bond Index Fund
Investor Class and Premium Class

Fidelity® Intermediate Treasury Bond Index Fund
Investor Class and Premium Class

Fidelity® Long-Term Treasury Bond Index Fund
Investor Class and Premium Class

Semi-Annual Report

August 31, 2017

Contents

Fidelity® Short-Term Treasury Bond Index Fund
Investment Summary
Investments
Financial Statements
Fidelity® Intermediate Treasury Bond Index Fund
Investment Summary
Investments
Financial Statements
Fidelity® Long-Term Treasury Bond Index Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Short-Term Treasury Bond Index Fund

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2017

	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	5.8	12.7
1 - 1.99%	68.3	59.5
2 - 2.99%	17.9	18.4
3 - 3.99%	6.4	7.3
4 - 4.99%	0.1	0.4
7 - 7.99%	0.1	0.1
8 - 8.99%	1.1	0.9
9 - 9.99%	0.1	0.2

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2017
U.S. Treasury Obligations	99.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

As of February 28, 2017
U.S. Treasury Obligations	99.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

Fidelity® Short-Term Treasury Bond Index Fund

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.6%
	Principal Amount	Value
U.S. Treasury Obligations - 99.6%
U.S. Treasury Bonds:
7.875% 2/15/21	$804,000	$974,819
8% 11/15/21	3,503,000	4,408,991
8.125% 8/15/19	2,144,000	2,424,144
8.125% 5/15/21	1,966,000	2,430,084
8.125% 8/15/21	1,612,000	2,015,252
8.5% 2/15/20	1,062,000	1,245,693
8.75% 5/15/20	313,000	374,206
8.75% 8/15/20	2,043,000	2,472,908
8.875% 2/15/19	2,120,000	2,353,863
9% 11/15/18	1,497,000	1,636,525
U.S. Treasury Notes:
0.75% 9/30/18	9,383,000	9,330,954
0.75% 10/31/18	9,512,000	9,455,523
0.75% 2/15/19	8,618,000	8,550,672
0.75% 7/15/19	8,322,000	8,234,229
0.75% 8/15/19	8,541,000	8,445,915
0.875% 10/15/18	8,710,000	8,673,255
0.875% 4/15/19	8,029,000	7,971,919
0.875% 5/15/19	8,301,000	8,239,715
0.875% 6/15/19	8,834,000	8,765,674
0.875% 7/31/19	4,851,000	4,810,449
0.875% 9/15/19	8,291,000	8,215,215
1% 9/15/18	8,532,000	8,510,003
1% 11/30/18	12,625,000	12,583,574
1% 3/15/19	10,035,000	9,988,745
1% 6/30/19	3,904,000	3,882,345
1% 8/31/19	5,525,000	5,489,605
1% 9/30/19	6,826,000	6,780,404
1% 10/15/19	8,790,000	8,727,509
1% 11/15/19	8,498,000	8,433,269
1% 11/30/19	8,029,000	7,968,469
1.125% 1/15/19	8,351,000	8,334,037
1.125% 1/31/19	9,602,000	9,579,120
1.125% 2/28/19	9,449,000	9,426,116
1.125% 5/31/19	4,196,000	4,183,215
1.125% 12/31/19	7,505,000	7,465,423
1.125% 3/31/20	6,056,000	6,016,494
1.125% 4/30/20	9,810,000	9,741,790
1.125% 2/28/21	11,891,000	11,727,499
1.125% 6/30/21	11,953,000	11,749,892
1.125% 7/31/21	11,931,000	11,719,877
1.125% 8/31/21	12,394,000	12,165,002
1.125% 9/30/21	11,925,000	11,693,487
1.25% 10/31/18	10,911,000	10,909,295
1.25% 11/15/18	9,933,000	9,931,448
1.25% 11/30/18	10,285,000	10,281,786
1.25% 12/15/18	7,907,000	7,903,602
1.25% 12/31/18	8,927,000	8,923,862
1.25% 1/31/19	8,531,000	8,527,001
1.25% 3/31/19	9,872,000	9,862,359
1.25% 4/30/19	17,138,000	17,121,264
1.25% 5/31/19	9,017,000	9,006,785
1.25% 6/30/19	8,958,000	8,946,803
1.25% 8/31/19	6,663,000	6,652,326
1.25% 10/31/19	5,260,000	5,249,727
1.25% 1/31/20	11,823,000	11,790,210
1.25% 2/29/20	7,692,000	7,668,263
1.25% 3/31/21	13,379,000	13,241,029
1.25% 10/31/21	13,066,000	12,866,948
1.375% 9/30/18	20,353,000	20,376,056
1.375% 11/30/18	4,227,000	4,232,284
1.375% 12/31/18	5,946,000	5,953,433
1.375% 2/28/19	7,517,000	7,526,103
1.375% 7/31/19	11,205,000	11,215,505
1.375% 12/15/19	8,992,000	8,995,864
1.375% 1/15/20	8,861,000	8,862,385
1.375% 1/31/20	8,355,000	8,356,305
1.375% 2/15/20	8,259,000	8,259,000
1.375% 2/29/20	12,163,000	12,162,525
1.375% 3/31/20	14,999,000	14,996,071
1.375% 4/30/20	12,800,000	12,793,000
1.375% 5/31/20	8,975,000	8,968,690
1.375% 8/31/20	13,583,000	13,555,410
1.375% 9/30/20	12,364,000	12,332,124
1.375% 10/31/20	12,365,000	12,324,910
1.375% 1/31/21	12,117,700	12,059,952
1.375% 4/30/21	12,673,000	12,589,338
1.375% 5/31/21	11,691,000	11,605,601
1.5% 12/31/18	11,616,000	11,649,577
1.5% 1/31/19	10,553,000	10,582,680
1.5% 2/28/19	11,541,000	11,573,008
1.5% 3/31/19	4,633,000	4,647,840
1.5% 5/31/19	12,062,000	12,099,223
1.5% 10/31/19	13,379,000	13,420,809
1.5% 11/30/19	15,190,000	15,238,655
1.5% 4/15/20	9,488,000	9,514,314
1.5% 5/15/20	10,808,000	10,835,442
1.5% 5/31/20	12,412,000	12,441,575
1.5% 6/15/20	8,857,000	8,878,451
1.5% 7/15/20	8,278,000	8,295,785
1.5% 8/15/20	6,969,000	6,982,339
1.5% 1/31/22	10,339,000	10,266,708
1.625% 3/31/19	12,105,000	12,165,998
1.625% 4/30/19	10,084,000	10,137,571
1.625% 6/30/19	11,760,000	11,822,934
1.625% 7/31/19	13,776,000	13,852,414
1.625% 8/31/19	13,804,000	13,882,726
1.625% 12/31/19	15,428,000	15,520,206
1.625% 3/15/20	8,771,000	8,824,106
1.625% 6/30/20	15,512,000	15,598,649
1.625% 7/31/20	12,656,000	12,728,179
1.625% 11/30/20	12,327,000	12,378,523
1.625% 8/15/22	8,171,000	8,138,763
1.625% 8/31/22	12,611,000	12,560,758
1.75% 10/31/18	4,391,000	4,415,699
1.75% 9/30/19	12,395,000	12,495,709
1.75% 10/31/20	10,401,000	10,487,946
1.75% 12/31/20	12,478,800	12,576,291
1.75% 11/30/21	12,863,000	12,920,280
1.75% 2/28/22	9,953,000	9,988,380
1.75% 3/31/22	10,400,000	10,430,469
1.75% 4/30/22	10,280,000	10,306,102
1.75% 5/15/22	8,617,000	8,642,918
1.75% 5/31/22	13,716,000	13,749,754
1.75% 6/30/22	12,942,000	12,965,761
1.875% 6/30/20	5,671,000	5,743,660
1.875% 11/30/21	9,868,000	9,968,222
1.875% 1/31/22	12,230,000	12,339,879
1.875% 2/28/22	11,868,000	11,974,163
1.875% 3/31/22	14,910,000	15,036,386
1.875% 4/30/22	12,031,000	12,126,402
1.875% 5/31/22	9,884,000	9,961,991
1.875% 7/31/22	11,942,000	12,031,099
1.875% 8/31/22	10,725,000	10,799,572
2% 7/31/20	9,662,000	9,819,762
2% 9/30/20	7,154,000	7,269,694
2% 11/30/20	9,511,000	9,663,325
2% 2/28/21	8,455,000	8,590,412
2% 5/31/21	9,495,000	9,642,989
2% 8/31/21	10,283,000	10,438,450
2% 10/31/21	13,351,000	13,548,136
2% 11/15/21	16,758,000	17,016,571
2% 12/31/21	15,134,000	15,353,325
2% 2/15/22	10,306,000	10,459,382
2% 7/31/22	10,059,000	10,190,239
2.125% 8/31/20	9,215,000	9,397,860
2.125% 1/31/21	8,359,000	8,527,160
2.125% 6/30/21	10,676,000	10,890,354
2.125% 8/15/21	13,989,000	14,273,152
2.125% 9/30/21	10,087,000	10,288,346
2.125% 12/31/21	10,428,000	10,632,487
2.125% 6/30/22	11,165,000	11,376,524
2.25% 3/31/21	9,164,000	9,388,446
2.25% 4/30/21	11,066,000	11,338,327
2.25% 7/31/21	9,674,000	9,912,071
2.375% 12/31/20	7,526,000	7,738,551
2.625% 8/15/20	12,028,000	12,440,053
2.625% 11/15/20	21,918,000	22,695,397
2.75% 2/15/19	8,155,000	8,323,834
3.125% 5/15/19	10,243,000	10,555,892
3.125% 5/15/21	10,309,000	10,889,687
3.375% 11/15/19	13,245,000	13,828,608
3.5% 5/15/20	10,790,000	11,389,351
3.625% 8/15/19	9,082,000	9,484,304
3.625% 2/15/20	16,512,000	17,411,130
3.625% 2/15/21	15,561,000	16,660,603
3.75% 11/15/18	8,522,000	8,771,002
		1,554,446,484
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,555,287,318)		1,554,446,484
	Shares	Value

Money Market Funds - 0.3%
Fidelity Cash Central Fund, 1.11% (a)
(Cost $4,292,760)	4,291,902	4,292,760
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,559,580,078)		1,558,739,244
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,842,099
NET ASSETS - 100%		$1,560,581,343

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,750
Total	$7,750

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,554,446,484	$--	$1,554,446,484	$--
Money Market Funds	4,292,760	4,292,760	--	--
Total Investments in Securities:	$1,558,739,244	$4,292,760	$1,554,446,484	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Short-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,555,287,318)	$1,554,446,484
Fidelity Central Funds (cost $4,292,760)	4,292,760
Total Investments in Securities (cost $1,559,580,078)		$1,558,739,244
Receivable for investments sold		42,321,085
Receivable for fund shares sold		1,041,672
Interest receivable		5,472,992
Distributions receivable from Fidelity Central Funds		2,329
Total assets		1,607,577,322
Liabilities
Payable for investments purchased	$45,134,634
Payable for fund shares redeemed	1,506,540
Distributions payable	264,700
Accrued management fee	38,485
Other affiliated payables	51,620
Total liabilities		46,995,979
Net Assets		$1,560,581,343
Net Assets consist of:
Paid in capital		$1,561,986,126
Undistributed net investment income		1,586,075
Accumulated undistributed net realized gain (loss) on investments		(2,150,024)
Net unrealized appreciation (depreciation) on investments		(840,834)
Net Assets		$1,560,581,343
Investor Class:
Net Asset Value, offering price and redemption price per share ($159,361,085 ÷ 15,258,890 shares)		$10.44
Premium Class:
Net Asset Value, offering price and redemption price per share ($1,401,220,258 ÷ 134,169,712 shares)		$10.44

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Interest		$10,047,122
Income from Fidelity Central Funds		7,750
Total income		10,054,872
Expenses
Management fee	$340,893
Transfer agent fees	357,901
Independent trustees' fees and expenses	2,688
Miscellaneous	2,307
Total expenses before reductions	703,789
Expense reductions	(5)	703,784
Net investment income (loss)		9,351,088
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(619,645)
Fidelity Central Funds	2
Total net realized gain (loss)		(619,643)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	7,357,240
Fidelity Central Funds	(2)
Total change in net unrealized appreciation (depreciation)		7,357,238
Net gain (loss)		6,737,595
Net increase (decrease) in net assets resulting from operations		$16,088,683

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,351,088	$14,102,887
Net realized gain (loss)	(619,643)	(1,163,973)
Change in net unrealized appreciation (depreciation)	7,357,238	(16,913,722)
Net increase (decrease) in net assets resulting from operations	16,088,683	(3,974,808)
Distributions to shareholders from net investment income	(8,942,215)	(13,406,600)
Distributions to shareholders from net realized gain	–	(678,976)
Total distributions	(8,942,215)	(14,085,576)
Share transactions - net increase (decrease)	148,770,749	225,389,460
Total increase (decrease) in net assets	155,917,217	207,329,076
Net Assets
Beginning of period	1,404,664,126	1,197,335,050
End of period	$1,560,581,343	$1,404,664,126
Other Information
Undistributed net investment income end of period	$1,586,075	$1,177,202

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short-Term Treasury Bond Index Fund Investor Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.39	$10.52	$10.46	$10.48	$10.59	$10.63
Income from Investment Operations
Net investment income (loss)B	.062	.105	.094	.084	.081	.097
Net realized and unrealized gain (loss)	.047	(.131)	.071	.004	(.071)	(.007)
Total from investment operations	.109	(.026)	.165	.088	.010	.090
Distributions from net investment income	(.059)	(.099)	(.087)	(.076)	(.082)	(.097)
Distributions from net realized gain	–	(.005)	(.018)	(.032)	(.038)	(.033)
Total distributions	(.059)	(.104)	(.105)	(.108)	(.120)	(.130)
Net asset value, end of period	$10.44	$10.39	$10.52	$10.46	$10.48	$10.59
Total ReturnC,D	1.05%	(.25)%	1.59%	.85%	.10%	.85%
Ratios to Average Net AssetsE,F
Expenses before reductions	.18%G	.19%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.18%G	.19%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.18%G	.19%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.18%G	1.00%	.89%	.80%	.77%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$159,361	$148,221	$52,373	$32,619	$28,114	$37,739
Portfolio turnover rateH	36%G	51%	41%	40%	47%	56%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short-Term Treasury Bond Index Fund Premium Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.39	$10.52	$10.46	$10.48	$10.59	$10.63
Income from Investment Operations
Net investment income (loss)B	.067	.115	.104	.094	.091	.106
Net realized and unrealized gain (loss)	.047	(.131)	.072	.005	(.071)	(.006)
Total from investment operations	.114	(.016)	.176	.099	.020	.100
Distributions from net investment income	(.064)	(.109)	(.098)	(.087)	(.092)	(.107)
Distributions from net realized gain	–	(.005)	(.018)	(.032)	(.038)	(.033)
Total distributions	(.064)	(.114)	(.116)	(.119)	(.130)	(.140)
Net asset value, end of period	$10.44	$10.39	$10.52	$10.46	$10.48	$10.59
Total ReturnC,D	1.10%	(.15)%	1.69%	.95%	.20%	.95%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%G	.09%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.08%G	.09%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.08%G	.09%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.28%G	1.10%	.99%	.90%	.87%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$1,401,220	$1,256,444	$1,144,962	$806,810	$734,225	$750,114
Portfolio turnover rateH	36%G	51%	41%	40%	47%	56%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Intermediate Treasury Bond Index Fund

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2017

	% of fund's investments	% of fund's investments 6 months ago
1 - 1.99%	32.8	41.7
2 - 2.99%	63.5	54.4
6 - 6.99%	2.4	2.2
7 - 7.99%	0.9	1.3

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2017
U.S. Treasury Obligations	99.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

As of February 28, 2017
U.S. Treasury Obligations	99.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

Fidelity® Intermediate Treasury Bond Index Fund

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.7%
	Principal Amount	Value
U.S. Treasury Obligations - 99.7%
U.S. Treasury Bonds:
6% 2/15/26	$6,687,000	$8,760,231
6.25% 8/15/23	5,557,000	6,944,730
6.375% 8/15/27	3,487,000	4,825,409
6.5% 11/15/26	3,966,000	5,441,166
6.625% 2/15/27	3,006,000	4,177,988
6.75% 8/15/26	3,230,000	4,475,443
6.875% 8/15/25	3,015,000	4,103,580
7.125% 2/15/23	3,713,000	4,744,083
7.5% 11/15/24	3,105,000	4,273,256
7.625% 11/15/22	1,468,000	1,896,645
7.625% 2/15/25	3,128,000	4,364,904
U.S. Treasury Notes:
1.25% 7/31/23	22,934,000	22,176,999
1.375% 6/30/23	23,758,000	23,164,050
1.375% 8/31/23	23,386,000	22,756,588
1.375% 9/30/23	23,394,000	22,753,407
1.5% 2/28/23	23,084,000	22,728,723
1.5% 3/31/23	23,329,000	22,958,105
1.5% 8/15/26	53,202,000	50,629,184
1.625% 11/15/22	28,371,000	28,192,573
1.625% 4/30/23	23,177,000	22,941,609
1.625% 5/31/23	25,513,000	25,244,914
1.625% 10/31/23	24,399,000	24,071,138
1.625% 2/15/26	53,839,000	51,994,594
1.625% 5/15/26	55,647,000	53,625,449
1.75% 9/30/22	24,350,000	24,361,414
1.75% 1/31/23	24,140,000	24,095,680
1.75% 5/15/23	44,116,000	43,947,119
1.875% 10/31/22	24,644,000	24,795,137
1.875% 8/31/24	24,997,000	24,873,965
2% 11/30/22	27,305,000	27,632,447
2% 2/15/23	45,560,000	46,061,872
2% 4/30/24	24,565,000	24,686,865
2% 5/31/24	23,185,000	23,292,774
2% 6/30/24	23,405,000	23,499,169
2% 2/15/25	55,904,000	55,919,286
2% 8/15/25	55,454,000	55,326,196
2% 11/15/26	54,513,000	54,016,847
2.125% 12/31/22	25,583,200	26,037,901
2.125% 11/30/23	23,057,000	23,415,464
2.125% 2/29/24	23,707,000	24,030,193
2.125% 3/31/24	23,636,000	23,948,992
2.125% 7/31/24	25,686,000	25,988,011
2.125% 5/15/25	55,834,000	56,285,470
2.25% 12/31/23	23,152,000	23,661,163
2.25% 1/31/24	23,291,000	23,793,212
2.25% 11/15/24	57,849,000	58,944,968
2.25% 11/15/25	57,408,200	58,289,505
2.25% 2/15/27	54,434,000	55,046,383
2.25% 8/15/27	19,738,000	19,962,366
2.375% 8/15/24	55,964,000	57,535,802
2.375% 5/15/27	53,474,000	54,635,388
2.5% 8/15/23	38,417,000	39,853,135
2.5% 5/15/24	54,586,000	56,564,743
2.75% 11/15/23	51,017,000	53,693,400
2.75% 2/15/24	43,066,000	45,296,684
		1,626,736,319
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,613,178,686)		1,626,736,319
	Shares	Value

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 1.11% (a)
(Cost $7,275,416)	7,273,961	7,275,416
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,620,454,102)		1,634,011,735
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,064,522)
NET ASSETS - 100%		$1,631,947,213

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,046
Total	$9,046

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,626,736,319	$--	$1,626,736,319	$--
Money Market Funds	7,275,416	7,275,416	--	--
Total Investments in Securities:	$1,634,011,735	$7,275,416	$1,626,736,319	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Intermediate Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,613,178,686)	$1,626,736,319
Fidelity Central Funds (cost $7,275,416)	7,275,416
Total Investments in Securities (cost $1,620,454,102)		$1,634,011,735
Receivable for investments sold		47,643,169
Receivable for fund shares sold		1,700,301
Interest receivable		6,200,328
Distributions receivable from Fidelity Central Funds		3,830
Total assets		1,689,559,363
Liabilities
Payable for investments purchased	$54,525,218
Payable for fund shares redeemed	2,799,520
Distributions payable	204,457
Accrued management fee	39,390
Other affiliated payables	43,565
Total liabilities		57,612,150
Net Assets		$1,631,947,213
Net Assets consist of:
Paid in capital		$1,620,404,358
Undistributed net investment income		2,585,768
Accumulated undistributed net realized gain (loss) on investments		(4,600,546)
Net unrealized appreciation (depreciation) on investments		13,557,633
Net Assets		$1,631,947,213
Investor Class:
Net Asset Value, offering price and redemption price per share ($51,486,677 ÷ 4,720,332 shares)		$10.91
Premium Class:
Net Asset Value, offering price and redemption price per share ($1,580,460,536 ÷ 144,898,995 shares)		$10.91

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Interest		$15,881,160
Income from Fidelity Central Funds		9,046
Total income		15,890,206
Expenses
Management fee	$357,701
Transfer agent fees	318,713
Independent trustees' fees and expenses	2,841
Miscellaneous	2,469
Total expenses before reductions	681,724
Expense reductions	(368)	681,356
Net investment income (loss)		15,208,850
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,031,138)
Fidelity Central Funds	1
Total net realized gain (loss)		(1,031,137)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	30,656,430
Fidelity Central Funds	(1)
Total change in net unrealized appreciation (depreciation)		30,656,429
Net gain (loss)		29,625,292
Net increase (decrease) in net assets resulting from operations		$44,834,142

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,208,850	$28,067,188
Net realized gain (loss)	(1,031,137)	8,418,502
Change in net unrealized appreciation (depreciation)	30,656,429	(68,488,758)
Net increase (decrease) in net assets resulting from operations	44,834,142	(32,003,068)
Distributions to shareholders from net investment income	(14,440,226)	(27,831,931)
Distributions to shareholders from net realized gain	–	(18,305,958)
Total distributions	(14,440,226)	(46,137,889)
Share transactions - net increase (decrease)	98,730,107	83,291,668
Total increase (decrease) in net assets	129,124,023	5,150,711
Net Assets
Beginning of period	1,502,823,190	1,497,672,479
End of period	$1,631,947,213	$1,502,823,190
Other Information
Undistributed net investment income end of period	$2,585,768	$1,817,144

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Intermediate Treasury Bond Index Fund Investor Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.70	$11.26	$11.09	$10.80	$11.34	$11.55
Income from Investment Operations
Net investment income (loss)B	.101	.196	.212	.227	.206	.225
Net realized and unrealized gain (loss)	.205	(.427)	.250	.305	(.461)	.134
Total from investment operations	.306	(.231)	.462	.532	(.255)	.359
Distributions from net investment income	(.096)	(.193)	(.208)	(.213)	(.201)	(.222)
Distributions from net realized gain	–	(.136)	(.084)	(.029)	(.084)	(.347)
Total distributions	(.096)	(.329)	(.292)	(.242)	(.285)	(.569)
Net asset value, end of period	$10.91	$10.70	$11.26	$11.09	$10.80	$11.34
Total ReturnC,D	2.87%	(2.09)%	4.25%	4.98%	(2.26)%	3.17%
Ratios to Average Net AssetsE,F
Expenses before reductions	.18%G	.19%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.18%G	.19%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.18%G	.19%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.87%G	1.76%	1.93%	2.08%	1.89%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$51,487	$52,544	$145,403	$148,250	$106,544	$132,004
Portfolio turnover rateH	44%G	52%	48%	53%	46%	54%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Intermediate Treasury Bond Index Fund Premium Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.70	$11.26	$11.09	$10.80	$11.34	$11.55
Income from Investment Operations
Net investment income (loss)B	.107	.205	.223	.238	.217	.233
Net realized and unrealized gain (loss)	.204	(.425)	.250	.305	(.461)	.137
Total from investment operations	.311	(.220)	.473	.543	(.244)	.370
Distributions from net investment income	(.101)	(.204)	(.219)	(.224)	(.212)	(.233)
Distributions from net realized gain	–	(.136)	(.084)	(.029)	(.084)	(.347)
Total distributions	(.101)	(.340)	(.303)	(.253)	(.296)	(.580)
Net asset value, end of period	$10.91	$10.70	$11.26	$11.09	$10.80	$11.34
Total ReturnC,D	2.92%	(1.99)%	4.35%	5.09%	(2.16)%	3.27%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%G	.09%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.08%G	.09%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.08%G	.09%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.97%G	1.86%	2.03%	2.18%	1.99%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$1,580,461	$1,450,279	$1,352,270	$1,046,182	$932,430	$1,204,856
Portfolio turnover rateH	44%G	52%	48%	53%	46%	54%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Long-Term Treasury Bond Index Fund

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2017

	% of fund's investments	% of fund's investments 6 months ago
2 - 2.99%	27.7	27.4
3 - 3.99%	47.2	43.5
4 - 4.99%	17.4	18.3
5 - 5.99%	4.3	4.7
6 - 6.99%	2.6	3.2

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2017
U.S. Treasury Obligations	99.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

As of February 28, 2017
U.S. Treasury Obligations	99.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

Fidelity® Long-Term Treasury Bond Index Fund

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Obligations - 99.5%
U.S. Treasury Bonds:
2.25% 8/15/46	$37,142,000	$33,529,360
2.5% 2/15/45	40,911,000	39,154,703
2.5% 2/15/46	37,968,000	36,226,811
2.5% 5/15/46	36,915,000	35,206,239
2.75% 8/15/42	23,232,000	23,532,383
2.75% 11/15/42	27,635,000	27,967,484
2.75% 8/15/47	14,257,000	14,321,045
2.875% 5/15/43	40,490,000	41,842,303
2.875% 8/15/45	40,886,500	42,114,692
2.875% 11/15/46	37,941,000	39,049,589
3% 5/15/42	14,316,000	15,184,467
3% 11/15/44	40,922,000	43,251,037
3% 5/15/45	40,901,000	43,185,705
3% 11/15/45	40,363,000	42,586,118
3% 2/15/47	37,932,000	40,027,151
3% 5/15/47	37,916,000	40,029,521
3.125% 11/15/41	13,813,000	14,983,868
3.125% 2/15/42	17,038,000	18,476,912
3.125% 2/15/43	28,869,000	31,213,479
3.125% 8/15/44	39,922,300	43,189,379
3.375% 5/15/44	40,914,300	46,252,338
3.5% 2/15/39	11,857,000	13,705,025
3.625% 8/15/43	33,600,000	39,508,875
3.625% 2/15/44	40,696,000	47,940,206
3.75% 8/15/41	16,256,000	19,476,085
3.75% 11/15/43	40,435,000	48,574,121
3.875% 8/15/40	15,357,000	18,703,746
4.25% 5/15/39	10,954,000	14,028,822
4.25% 11/15/40	16,268,000	20,905,015
4.375% 2/15/38	6,466,000	8,409,589
4.375% 11/15/39	12,701,000	16,549,006
4.375% 5/15/40	18,684,000	24,379,701
4.375% 5/15/41	13,890,000	18,193,187
4.5% 2/15/36	13,774,000	18,128,413
4.5% 5/15/38	7,300,000	9,650,258
4.5% 8/15/39	11,807,000	15,629,055
4.625% 2/15/40	22,094,000	29,773,391
4.75% 2/15/37	5,587,000	7,594,392
4.75% 2/15/41	18,160,000	24,979,222
5% 5/15/37	6,070,000	8,489,938
5.25% 11/15/28	7,857,000	10,264,127
5.25% 2/15/29	5,868,000	7,692,352
5.375% 2/15/31	12,547,000	17,128,615
5.5% 8/15/28	6,203,000	8,223,821
6.125% 11/15/27	9,769,000	13,363,687
6.125% 8/15/29	4,707,900	6,647,886
6.25% 5/15/30	7,789,000	11,261,799
		1,190,524,918
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,109,201,971)		1,190,524,918
	Shares	Value

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 1.11% (a)
(Cost $9,323,460)	9,321,596	9,323,460
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $1,118,525,431)		1,199,848,378
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(3,496,896)
NET ASSETS - 100%		$1,196,351,482

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,698
Total	$9,698

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,190,524,918	$--	$1,190,524,918	$--
Money Market Funds	9,323,460	9,323,460	--	--
Total Investments in Securities:	$1,199,848,378	$9,323,460	$1,190,524,918	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Long-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,109,201,971)	$1,190,524,918
Fidelity Central Funds (cost $9,323,460)	9,323,460
Total Investments in Securities (cost $1,118,525,431)		$1,199,848,378
Receivable for investments sold		5,469,566
Receivable for fund shares sold		2,046,261
Interest receivable		6,103,652
Distributions receivable from Fidelity Central Funds		4,726
Total assets		1,213,472,583
Liabilities
Payable for investments purchased	$15,341,741
Payable for fund shares redeemed	1,305,226
Distributions payable	413,503
Accrued management fee	28,577
Other affiliated payables	32,054
Total liabilities		17,121,101
Net Assets		$1,196,351,482
Net Assets consist of:
Paid in capital		$1,195,897,576
Undistributed net investment income		824,915
Accumulated undistributed net realized gain (loss) on investments		(81,693,956)
Net unrealized appreciation (depreciation) on investments		81,322,947
Net Assets		$1,196,351,482
Investor Class:
Net Asset Value, offering price and redemption price per share ($40,829,548 ÷ 3,047,675 shares)		$13.40
Premium Class:
Net Asset Value, offering price and redemption price per share ($1,155,521,934 ÷ 86,247,336 shares)		$13.40

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Interest		$16,417,363
Income from Fidelity Central Funds		9,698
Total income		16,427,061
Expenses
Management fee	$255,059
Transfer agent fees	230,891
Independent trustees' fees and expenses	2,019
Miscellaneous	1,754
Total expenses before reductions	489,723
Expense reductions	(2,264)	487,459
Net investment income (loss)		15,939,602
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(905,598)
Total net realized gain (loss)		(905,598)
Change in net unrealized appreciation (depreciation) on investment securities		51,822,124
Net gain (loss)		50,916,526
Net increase (decrease) in net assets resulting from operations		$66,856,128

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,939,602	$35,363,638
Net realized gain (loss)	(905,598)	(14,460,295)
Change in net unrealized appreciation (depreciation)	51,822,124	(86,840,235)
Net increase (decrease) in net assets resulting from operations	66,856,128	(65,936,892)
Distributions to shareholders from net investment income	(15,740,230)	(34,902,663)
Share transactions - net increase (decrease)	75,388,596	(160,001,205)
Total increase (decrease) in net assets	126,504,494	(260,840,760)
Net Assets
Beginning of period	1,069,846,988	1,330,687,748
End of period	$1,196,351,482	$1,069,846,988
Other Information
Undistributed net investment income end of period	$824,915	$625,543

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Long-Term Treasury Bond Index Fund Investor Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.80	$13.77	$13.62	$11.66	$12.69	$12.63
Income from Investment Operations
Net investment income (loss)B	.182	.351	.344	.385	.399	.386
Net realized and unrealized gain (loss)	.598	(.976)	.149	1.953	(1.044)	.058
Total from investment operations	.780	(.625)	.493	2.338	(.645)	.444
Distributions from net investment income	(.180)	(.345)	(.343)	(.378)	(.385)	(.384)
Net asset value, end of period	$13.40	$12.80	$13.77	$13.62	$11.66	$12.69
Total ReturnC,D	6.14%	(4.66)%	3.78%	20.37%	(5.06)%	3.47%
Ratios to Average Net AssetsE,F
Expenses before reductions	.18%G	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.18%G	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.18%G	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	2.79%G	2.54%	2.63%	2.91%	3.30%	2.94%
Supplemental Data
Net assets, end of period (000 omitted)	$40,830	$41,695	$459,362	$321,709	$13,954	$89,009
Portfolio turnover rateH	25%G	40%	71%	35%	51%	60%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Long-Term Treasury Bond Index Fund Premium Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.80	$13.77	$13.62	$11.66	$12.69	$12.63
Income from Investment Operations
Net investment income (loss)B	.188	.362	.356	.383	.402	.394
Net realized and unrealized gain (loss)	.598	(.974)	.150	1.968	(1.035)	.062
Total from investment operations	.786	(.612)	.506	2.351	(.633)	.456
Distributions from net investment income	(.186)	(.358)	(.356)	(.391)	(.397)	(.396)
Net asset value, end of period	$13.40	$12.80	$13.77	$13.62	$11.66	$12.69
Total ReturnC,D	6.19%	(4.57)%	3.89%	20.48%	(4.96)%	3.57%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%G	.09%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.08%G	.09%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.08%G	.09%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.89%G	2.65%	2.73%	3.01%	3.40%	3.04%
Supplemental Data
Net assets, end of period (000 omitted)	$1,155,522	$1,028,152	$871,326	$1,064,090	$300,319	$350,855
Portfolio turnover rateH	25%G	40%	71%	35%	51%	60%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017

1. Organization.

Fidelity Short-Term Treasury Bond Index Fund, Fidelity Intermediate Treasury Bond Index Fund and Fidelity Long-Term Treasury Bond Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class and Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Short-Term Treasury Bond Index Fund	$1,558,733,182	$5,266,638	$(5,260,576)	$6,062
Fidelity Intermediate Treasury Bond Index Fund	1,620,434,884	22,817,519	(9,240,668)	13,576,851
Fidelity Long-Term Treasury Bond Index Fund	1,120,845,507	85,246,113	(6,243,242)	79,002,871

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Fidelity Long-Term Treasury Bond Index Fund	$(76,129,764)	$(1,481,153)	$(77,610,916)	$(77,610,916)

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2016 to February 28, 2017. Loss deferrals were as follows:

Capital losses
Fidelity Short-Term Treasury Bond Index Fund	$(964,794)
Fidelity Intermediate Treasury Bond Index Fund	$(1,401,447)

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. Effective August 1, 2017, the Board approved an amendment to the management contract to reduce the management fee from an annual rate of .05% to .03% of each Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the reporting period, each Fund's total annual management fee rate was .05% of each Fund's average net assets.

Effective August 1, 2017, the Board approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed an annual rate of .16% and .06% of class-level average net assets for each Investor Class and Premium Class, respectively, with certain exceptions.

Prior to August 1, 2017, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed .19% and .09% for Investor Class and Premium Class, respectively.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .17% and .12% of class-level average net assets for each Fund's Investor Class and Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective August 1, 2017, under the amended expense contract, Investor Class and Premium Class for each fund pays a portion of the transfer agent fees at an annual rate of .13% and .03%, of class-level average net assets, respectively. Prior to August 1, 2017, the Investor Class and Premium Class for each fund paid a portion of the transfer agent fees at an annual rate of .14% and .04% of class-level average net assets, respectively.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Short-Term Treasury Bond Index Fund
Investor Class	$107,171.14
Premium Class	250,730.04
	$357,901
Fidelity Intermediate Treasury Bond Index Fund
Investor Class	$34,127.14
Premium Class	284,586.04
	$318,713
Fidelity Long-Term Treasury Bond Index Fund
Investor Class	$29,232.14
Premium Class	201,659.04
	$230,891

(a) Annualized

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Short-Term Treasury Bond Index Fund	$2,307
Fidelity Intermediate Treasury Bond Index Fund	2,469
Fidelity Long-Term Treasury Bond Index Fund	1,754

During the period, the Funds did not borrow on this line of credit.

6. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of interest income. Security lending activity was as follows:

Total Security Lending Income
Fidelity Long-Term Treasury Bond Index Fund	$2,174

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

Management fee reduction
Fidelity Short-Term Treasury Bond Index Fund	$5
Fidelity Intermediate Treasury Bond Index Fund	368
Fidelity Long-Term Treasury Bond Index Fund	2,264

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2017	Year ended February 28, 2017
Fidelity Short-Term Treasury Bond Index Fund
From net investment income
Investor Class	$875,490	$813,604
Premium Class	8,066,725	12,592,996
Total	$8,942,215	$13,406,600
From net realized gain
Investor Class	$–	$67,381
Premium Class	–	611,595
Total	$–	$678,976
Fidelity Intermediate Treasury Bond Index Fund
From net investment income
Investor Class	$440,405	$1,617,547
Premium Class	13,999,821	26,214,384
Total	$14,440,226	$27,831,931
From net realized gain
Investor Class	$–	$1,269,628
Premium Class	–	17,036,330
Total	$–	$18,305,958
Fidelity Long-Term Treasury Bond Index Fund
From net investment income
Investor Class	$586,496	$4,634,101
Premium Class	15,153,734	30,268,562
Total	$15,740,230	$34,902,663

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2017	Year ended February 28, 2017	Six months ended August 31, 2017	Year ended February 28, 2017
Fidelity Short-Term Treasury Bond Index Fund
Investor Class
Shares sold	2,726,870	16,642,015	$28,398,049	$174,821,325
Reinvestment of distributions	73,516	67,415	765,842	703,758
Shares redeemed	(1,802,114)	(7,426,513)	(18,764,939)	(78,029,210)
Net increase (decrease)	998,272	9,282,917	$10,398,952	$97,495,873
Premium Class
Shares sold	33,072,876	69,282,413	$344,313,054	$727,095,866
Reinvestment of distributions	649,507	1,071,187	6,766,072	11,225,210
Shares redeemed	(20,439,632)	(58,288,324)	(212,707,329)	(610,427,489)
Net increase (decrease)	13,282,751	12,065,276	$138,371,797	$127,893,587
Fidelity Intermediate Treasury Bond Index Fund
Investor Class
Shares sold	1,206,031	9,520,397	$13,016,084	$106,831,392
Reinvestment of distributions	39,839	246,581	430,173	2,730,670
Shares redeemed	(1,437,806)	(17,762,763)	(15,467,330)	(199,520,478)
Net increase (decrease)	(191,936)	(7,995,785)	$(2,021,073)	$(89,958,416)
Premium Class
Shares sold	26,435,892	58,341,761	$285,289,802	$645,126,892
Reinvestment of distributions	1,186,696	3,681,048	12,815,855	40,436,708
Shares redeemed	(18,307,904)	(46,482,343)	(197,354,477)	(512,313,516)
Net increase (decrease)	9,314,684	15,540,466	$100,751,180	$173,250,084
Fidelity Long-Term Treasury Bond Index Fund
Investor Class
Shares sold	1,603,316	12,188,604	$20,941,084	$170,192,941
Reinvestment of distributions	40,966	299,278	532,893	4,120,958
Shares redeemed	(1,853,826)	(42,589,644)	(24,151,915)	(599,726,215)
Net increase (decrease)	(209,544)	(30,101,762)	$(2,677,938)	$(425,412,316)
Premium Class
Shares sold	22,526,821	91,433,330	$292,500,062	$1,273,780,270
Reinvestment of distributions	981,536	1,936,031	12,780,780	26,448,024
Shares redeemed	(17,559,787)	(76,341,231)	(227,214,308)	(1,034,817,183)
Net increase (decrease)	5,948,570	17,028,130	$78,066,534	$265,411,111

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Fidelity Short-Term Treasury Bond Index Fund
Investor Class	.18%
Actual		$1,000.00	$1,010.50	$.91
Hypothetical-C		$1,000.00	$1,024.30	$.92
Premium Class	.08%
Actual		$1,000.00	$1,011.00	$.41
Hypothetical-C		$1,000.00	$1,024.80	$.41
Fidelity Intermediate Treasury Bond Index Fund
Investor Class	.18%
Actual		$1,000.00	$1,028.70	$.92
Hypothetical-C		$1,000.00	$1,024.30	$.92
Premium Class	.08%
Actual		$1,000.00	$1,029.20	$.41
Hypothetical-C		$1,000.00	$1,024.80	$.41
Fidelity Long-Term Treasury Bond Index Fund
Investor Class	.18%
Actual		$1,000.00	$1,061.40	$.94
Hypothetical-C		$1,000.00	$1,024.30	$.92
Premium Class	.08%
Actual		$1,000.00	$1,061.90	$.42
Hypothetical-C		$1,000.00	$1,024.80	$.41

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short-Term Treasury Bond Index Fund
Fidelity Intermediate Treasury Bond Index Fund
Fidelity Long-Term Treasury Bond Index Fund

On July 20, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract with Fidelity Management & Research Company (FMR) (the Amended Contract) for the fund to decrease the management fees paid by the fund to FMR by 2 basis points. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by FMR to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the fund in connection with the annual renewal of the fund's current management and sub-advisory agreements. At its September 2016 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing management and sub-advisory agreements should benefit the fund's shareholders. The Board noted that approval of the Amended Contract would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Contract will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that it received and reviewed information regarding the fund's management fee rate and total expense ratio compared to "mapped groups" of competitive funds and classes at the current management fee and expense levels in connection with the annual renewal of the management contract and sub-advisory agreements in September 2016 and as part of the annual review of these agreements occurring in July 2017. The Board noted that it had concluded at its September 2016 meeting that the fund's management fee and total expenses were fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the proposed management fee rate under the Amended Contract, the Board considered that the proposed fee rate is lower by 2 basis points than the current management fee rate. The Board also considered that the management fee rate would continue to rank below the median of its competitor funds based on the competitive mapped group data provided to the Board in connection with the annual renewal of the existing management contract. The Board also considered that FMR will retain its obligation to pay fund-level operating expenses, with certain limited exceptions, under the management contract.

In connection with its review of the fund's total expenses, the Board considered the effects of new contractual arrangements for the fund that oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: 0.16%: Investor; 0.06%: Premium; 0.04%: Institutional, 0.03%: Institutional Premium. The Board also considered that the total expense ratio for each class of the fund would continue to rank below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure based on the competitive mapped group data provided to the Board at its September 2016 meeting in connection with the annual renewal of the existing management contract and sub-advisory agreements.

Based on its review, the Board concluded that the management fee and the total expenses continue to be fair and reasonable in light of the services that the fund receives and the other factors considered.

Costs of the Services and Profitability.  The Board considered that it has reviewed information regarding the revenues earned, the expenses incurred by FMR in providing services to the fund and the level of FMR's profitability. At its September 2016 meeting, the Board concluded that it was satisfied that the profitability of FMR in connection with the operation of the fund was not excessive. Because the Board was approving an arrangement under which the management fees were being reduced, the Board did not consider FMR's costs of services, revenues, or profitability to be significant factors in its decision to approve the Amended Contract.

Economies of Scale.  The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its September 2016 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. In connection with its approval of the Amended Contract, the Board did not consider economies of scale to be a significant factor in its decision to approve the agreement because FMR will continue to contractually limit fund expenses. The Board will continue to review economies of scale in connection with future renewals of the Amended Contract.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Amended Contract should be ratified and approved.

LBX-SANN-1017
1.821051.111

Fidelity® SAI Long-Term Treasury Bond Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

Semi-Annual Report

August 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2017

	% of fund's investments	% of fund's investments 6 months ago
2 - 2.99%	30.8	31.1
3 - 3.99%	51.5	49.2
4 - 4.99%	17.0	18.1
5 - 5.99%	0.0	0.8

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2017
U.S. Treasury Obligations	99.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

As of February 28, 2017
U.S. Treasury Obligations	99.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.6%
	Principal Amount	Value
U.S. Treasury Obligations - 99.6%
U.S. Treasury Bonds:
2.25% 8/15/46	$23,913,000	$21,587,087
2.5% 2/15/45	24,420,700	23,372,327
2.5% 2/15/46	23,202,000	22,137,971
2.5% 5/15/46	22,168,000	21,141,864
2.75% 8/15/42	14,312,500	14,497,556
2.75% 11/15/42	16,994,100	17,198,560
2.75% 8/15/47	7,944,000	7,979,686
2.875% 5/15/43	23,700,200	24,491,750
2.875% 8/15/45	24,986,100	25,736,659
2.875% 11/15/46	23,314,000	23,995,206
3% 5/15/42	8,621,700	9,144,727
3% 11/15/44	24,310,800	25,694,426
3% 5/15/45	24,792,800	26,177,710
3% 11/15/45	24,272,000	25,608,856
3% 2/15/47	22,560,000	23,806,088
3% 5/15/47	22,320,000	23,564,166
3.125% 11/15/41	7,928,700	8,600,781
3.125% 2/15/42	11,432,100	12,397,577
3.125% 2/15/43	16,395,600	17,727,102
3.125% 8/15/44	24,004,300	25,968,714
3.375% 5/15/44	24,958,800	28,215,143
3.5% 2/15/39	6,967,200	8,053,103
3.625% 8/15/43	19,439,600	22,858,236
3.625% 2/15/44	23,737,500	27,962,960
3.75% 8/15/41	9,778,700	11,715,723
3.75% 11/15/43	24,408,100	29,321,186
3.875% 8/15/40	9,198,700	11,203,370
4.25% 5/15/39	6,993,100	8,956,085
4.25% 11/15/40	10,004,800	12,856,559
4.375% 2/15/38	4,055,200	5,274,136
4.375% 11/15/39	7,784,200	10,142,569
4.375% 5/15/40	10,804,700	14,098,445
4.375% 5/15/41	8,460,700	11,081,865
4.5% 5/15/38	4,109,300	5,432,302
4.5% 8/15/39	7,666,000	10,147,568
4.625% 2/15/40	13,205,900	17,795,982
4.75% 2/15/41	11,619,900	15,983,263
		651,927,308
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $632,165,335)		651,927,308
	Shares	Value

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 1.11% (a)
(Cost $4,720,587)	4,719,644	4,720,588
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $636,885,922)		656,647,896
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(2,251,216)
NET ASSETS - 100%		$654,396,680

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,185
Total	$4,185

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$651,927,308	$--	$651,927,308	$--
Money Market Funds	4,720,588	4,720,588	--	--
Total Investments in Securities:	$656,647,896	$4,720,588	$651,927,308	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $632,165,335)	$651,927,308
Fidelity Central Funds (cost $4,720,587)	4,720,588
Total Investment in Securities (cost $636,885,922)		$656,647,896
Receivable for investments sold		3,264,211
Receivable for fund shares sold		437,005
Interest receivable		3,291,889
Distributions receivable from Fidelity Central Funds		2,370
Receivable from investment adviser for expense reductions		34,904
Total assets		663,678,275
Liabilities
Payable for investments purchased	$8,091,457
Payable for fund shares redeemed	288,148
Distributions payable	800,733
Accrued management fee	16,716
Other affiliated payables	49,775
Other payables and accrued expenses	34,766
Total liabilities		9,281,595
Net Assets		$654,396,680
Net Assets consist of:
Paid in capital		$639,551,114
Undistributed net investment income		196,710
Accumulated undistributed net realized gain (loss) on investments		(5,113,118)
Net unrealized appreciation (depreciation) on investments		19,761,974
Net Assets, for 63,249,062 shares outstanding		$654,396,680
Net Asset Value, offering price and redemption price per share ($654,396,680 ÷ 63,249,062 shares)		$10.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Interest		$7,662,034
Income from Fidelity Central Funds		4,185
Total income		7,666,219
Expenses
Management fee	$105,997
Transfer agent fees	198,745
Accounting fees and expenses	65,003
Custodian fees and expenses	3,966
Independent trustees' fees and expenses	1,049
Registration fees	69,850
Audit	27,966
Legal	766
Miscellaneous	3,468
Total expenses before reductions	476,810
Expense reductions	(207,950)	268,860
Net investment income (loss)		7,397,359
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(304,660)
Total net realized gain (loss)		(304,660)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	34,923,926
Fidelity Central Funds	1
Total change in net unrealized appreciation (depreciation)		34,923,927
Net gain (loss)		34,619,267
Net increase (decrease) in net assets resulting from operations		$42,016,626

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,397,359	$20,084,475
Net realized gain (loss)	(304,660)	(1,838,126)
Change in net unrealized appreciation (depreciation)	34,923,927	(57,291,952)
Net increase (decrease) in net assets resulting from operations	42,016,626	(39,045,603)
Distributions to shareholders from net investment income	(7,340,273)	(19,911,008)
Distributions to shareholders from net realized gain	–	(4,866,804)
Total distributions	(7,340,273)	(24,777,812)
Share transactions
Proceeds from sales of shares	460,036,146	481,882,608
Reinvestment of distributions	5,311,222	24,713,944
Cost of shares redeemed	(610,339,985)	(406,469,262)
Net increase (decrease) in net assets resulting from share transactions	(144,992,617)	100,127,290
Total increase (decrease) in net assets	(110,316,264)	36,303,875
Net Assets
Beginning of period	764,712,944	728,409,069
End of period	$654,396,680	$764,712,944
Other Information
Undistributed net investment income end of period	$196,710	$139,624
Shares
Sold	45,817,313	46,568,799
Issued in reinvestment of distributions	533,707	2,365,784
Redeemed	(60,657,142)	(39,546,241)
Net increase (decrease)	(14,306,122)	9,388,342

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity SAI Long-Term Treasury Bond Index Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$9.86	$10.69	$10.00
Income from Investment Operations
Net investment income (loss)B	.139	.271	.107
Net realized and unrealized gain (loss)	.488	(.767)	.689
Total from investment operations	.627	(.496)	.796
Distributions from net investment income	(.137)	(.268)	(.106)
Distributions from net realized gain	–	(.066)	–
Total distributions	(.137)	(.334)	(.106)
Net asset value, end of period	$10.35	$9.86	$10.69
Total ReturnC,D	6.42%	(4.77)%	8.02%
Ratios to Average Net AssetsE,F
Expenses before reductions	.18%G	.16%	.20%G
Expenses net of fee waivers, if any	.10%G	.11%	.15%G
Expenses net of all reductions	.10%G	.11%	.15%G
Net investment income (loss)	2.76%G	2.57%	2.65%G
Supplemental Data
Net assets, end of period (000 omitted)	$654,397	$764,713	$728,409
Portfolio turnover rateH	155%G	25%	18%I

 A For the period October 8, 2015 (commencement of operations) to February 29, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017

1. Organization.

Fidelity SAI Long-Term Treasury Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discounts and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$19,205,317
Gross unrealized depreciation	(1,271,223)
Net unrealized appreciation (depreciation)	$17,934,094
Tax cost	$638,713,802

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .04% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting Fees. Fidelity Service Company, Inc. (FSC),an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $989 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .10% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $207,926. Effective September 1, 2017, the expense limitation will be changed to .03%. This reimbursement will remain in place through April 30, 2019.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $24.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Actual	.10%	$1,000.00	$1,064.20	$.52-C
Hypothetical-D		$1,000.00	$1,024.70	$.51-C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C If fees and changes to the Fund's expense contract and/ or expense cap, effective September 1, 2017, had been in effect during the current period, the restated annualized expense ratio would have been .03% and the expenses paid in the actual and hypothetical examples above would have been $.16 and $.15, respectively.

 D 5% return per year before expenses

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SV5-SANN-1017
1.9869415.101

Fidelity® SAI U.S. Treasury Bond Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

Semi-Annual Report

August 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2017

	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	1.8	7.0
1 - 1.99%	56.0	37.2
2 - 2.99%	25.1	25.0
3 - 3.99%	8.0	16.0
4 - 4.99%	3.1	3.5
5 - 5.99%	0.7	0.8
6 - 6.99%	2.4	1.5
7 - 7.99%	1.2	2.3
8 and above	1.1	6.3

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2017
U.S. Treasury Obligations	99.0%
Short-Term Investments and Net Other Assets (Liabilities)	1.0%

As of February 28, 2017
U.S. Treasury Obligations	99.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.0%
	Principal Amount	Value
U.S. Treasury Obligations - 99.0%
U.S. Treasury Bonds:
2.25% 8/15/46	$1,185,000	$1,069,740
2.5% 2/15/45	4,250,000	4,067,549
2.5% 2/15/46	211,000	201,324
2.5% 5/15/46	1,265,000	1,206,444
2.75% 8/15/42	2,303,000	2,332,777
2.75% 11/15/42	119,000	120,432
2.875% 5/15/43	5,018,000	5,185,593
2.875% 8/15/45	4,048,000	4,169,598
2.875% 11/15/46	3,370,000	3,468,467
3% 5/15/42	2,350,000	2,492,561
3% 11/15/44	1,071,000	1,131,955
3% 5/15/45	1,006,000	1,062,195
3% 11/15/45	3,918,000	4,133,796
3% 2/15/47	1,373,000	1,448,837
3% 5/15/47	2,632,000	2,778,713
3.125% 11/15/41	191,000	207,190
3.125% 2/15/42	363,000	393,656
3.125% 2/15/43	198,000	214,080
3.125% 8/15/44	4,524,000	4,894,226
3.375% 5/15/44	4,602,000	5,202,417
3.625% 8/15/43	1,466,000	1,723,810
3.625% 2/15/44	1,301,000	1,532,588
3.75% 8/15/41	175,000	209,665
3.75% 11/15/43	1,818,000	2,183,944
3.875% 8/15/40	84,000	102,306
4.25% 5/15/39	122,000	156,246
4.25% 11/15/40	208,000	267,288
4.375% 2/15/38	66,000	85,839
4.375% 11/15/39	60,000	78,178
4.375% 5/15/40	237,000	309,248
4.375% 5/15/41	361,000	472,839
4.5% 2/15/36	2,953,000	3,886,540
4.5% 5/15/38	762,000	1,007,328
4.5% 8/15/39	3,618,000	4,789,186
4.625% 2/15/40	718,000	967,561
4.75% 2/15/37	13,000	17,671
4.75% 2/15/41	509,000	700,133
5% 5/15/37	219,000	306,309
5.25% 11/15/28	27,000	35,272
5.25% 2/15/29	1,773,000	2,324,223
5.375% 2/15/31	77,000	105,117
5.5% 8/15/28	104,000	137,881
6% 2/15/26	3,942,000	5,164,174
6.125% 11/15/27	3,054,000	4,177,777
6.125% 8/15/29	26,000	36,714
6.25% 8/15/23	77,000	96,229
6.25% 5/15/30	63,000	91,089
6.5% 11/15/26	39,000	53,506
6.625% 2/15/27	50,000	69,494
6.75% 8/15/26	23,000	31,868
6.875% 8/15/25	8,000	10,888
7.125% 2/15/23	1,275,000	1,629,062
7.25% 8/15/22	38,000	47,948
7.5% 11/15/24	2,016,000	2,774,520
7.625% 11/15/22	50,000	64,600
7.625% 2/15/25	79,000	110,239
7.875% 2/15/21	246,000	298,265
8% 11/15/21	17,000	21,397
8.125% 8/15/19	154,000	174,122
8.125% 5/15/21	245,000	302,833
8.125% 8/15/21	96,000	120,015
8.5% 2/15/20	2,586,000	3,033,297
8.75% 5/15/20	38,000	45,431
8.75% 8/15/20	216,000	261,453
8.875% 2/15/19	428,000	475,214
U.S. Treasury Notes:
0.75% 9/30/18	5,574,000	5,543,082
0.75% 10/31/18	603,000	599,420
0.75% 2/15/19	312,000	309,563
0.75% 7/15/19	202,000	199,870
0.875% 6/15/19	512,000	508,040
0.875% 9/15/19	228,000	225,916
1% 9/15/18	486,000	484,747
1% 11/30/18	4,361,000	4,346,690
1% 9/30/19	377,000	374,482
1% 10/15/19	3,750,000	3,723,340
1% 11/15/19	9,214,000	9,143,815
1.125% 1/15/19	614,000	612,753
1.125% 1/31/19	363,000	362,135
1.125% 2/28/19	485,000	483,825
1.125% 2/28/21	2,376,000	2,343,330
1.125% 6/30/21	381,000	374,526
1.125% 7/31/21	7,960,000	7,819,145
1.125% 8/31/21	9,563,000	9,386,309
1.125% 9/30/21	1,580,000	1,549,326
1.25% 10/31/18	347,000	346,946
1.25% 11/30/18	434,000	433,864
1.25% 12/31/18	5,739,000	5,736,982
1.25% 3/31/19	1,891,000	1,889,153
1.25% 4/30/19	1,962,000	1,960,084
1.25% 5/31/19	4,931,000	4,925,414
1.25% 3/31/21	9,048,000	8,954,693
1.25% 10/31/21	489,000	481,550
1.25% 7/31/23	213,000	205,969
1.375% 9/30/18	11,363,000	11,375,877
1.375% 12/15/19	2,795,000	2,796,201
1.375% 1/15/20	2,345,000	2,345,366
1.375% 2/15/20	742,000	742,000
1.375% 2/29/20	123,000	122,995
1.375% 3/31/20	571,000	570,888
1.375% 4/30/20	11,238,000	11,231,854
1.375% 8/31/20	689,000	687,600
1.375% 9/30/20	439,000	437,868
1.375% 10/31/20	463,000	461,499
1.375% 1/31/21	2,200,000	2,189,516
1.375% 4/30/21	1,812,000	1,800,038
1.375% 5/31/21	8,696,000	8,632,478
1.375% 6/30/23	186,000	181,350
1.375% 8/31/23	252,000	245,218
1.375% 9/30/23	9,140,000	8,889,721
1.5% 12/31/18	391,000	392,130
1.5% 1/31/19	330,000	330,928
1.5% 2/28/19	407,000	408,129
1.5% 10/31/19	639,000	640,997
1.5% 4/15/20	9,067,000	9,092,147
1.5% 5/15/20	7,013,000	7,030,806
1.5% 5/31/20	10,599,000	10,624,255
1.5% 6/15/20	1,997,000	2,001,836
1.5% 7/15/20	5,490,000	5,501,795
1.5% 1/31/22	69,000	68,518
1.5% 2/28/23	191,000	188,060
1.5% 3/31/23	308,000	303,103
1.5% 8/15/26	3,918,000	3,728,528
1.625% 3/31/19	482,000	484,429
1.625% 4/30/19	27,000	27,143
1.625% 6/30/19	473,000	475,531
1.625% 7/31/19	7,825,000	7,868,404
1.625% 8/31/19	6,941,000	6,980,585
1.625% 12/31/19	334,000	335,996
1.625% 3/15/20	3,111,000	3,129,836
1.625% 7/31/20	96,000	96,548
1.625% 11/30/20	1,149,000	1,153,802
1.625% 8/15/22	40,000	39,842
1.625% 8/31/22	3,157,000	3,144,423
1.625% 11/15/22	254,000	252,403
1.625% 4/30/23	204,000	201,928
1.625% 5/31/23	366,000	362,154
1.625% 10/31/23	144,000	142,065
1.625% 2/15/26	3,336,000	3,221,716
1.625% 5/15/26	929,000	895,251
1.75% 9/30/19	5,859,000	5,906,604
1.75% 10/31/20	357,000	359,984
1.75% 12/31/20	2,579,000	2,599,148
1.75% 11/30/21	1,552,000	1,558,911
1.75% 2/28/22	660,000	662,346
1.75% 3/31/22	517,000	518,515
1.75% 5/15/22	40,000	40,120
1.75% 5/31/22	2,641,000	2,647,499
1.75% 6/30/22	3,123,000	3,128,734
1.75% 9/30/22	385,000	385,180
1.75% 1/31/23	175,000	174,679
1.75% 5/15/23	287,000	285,901
1.875% 11/30/21	482,000	486,895
1.875% 1/31/22	1,773,000	1,788,929
1.875% 2/28/22	5,216,000	5,262,659
1.875% 3/31/22	454,000	457,848
1.875% 4/30/22	1,875,000	1,889,868
1.875% 5/31/22	6,821,000	6,874,822
1.875% 7/31/22	3,542,000	3,568,427
1.875% 8/31/22	425,000	427,955
1.875% 10/31/22	448,000	450,748
2% 2/28/21	48,000	48,769
2% 10/31/21	242,000	245,573
2% 11/15/21	147,000	149,268
2% 12/31/21	1,804,000	1,830,144
2% 2/15/22	210,000	213,125
2% 7/31/22	999,000	1,012,034
2% 11/30/22	443,000	448,313
2% 2/15/23	9,892,000	10,000,967
2% 4/30/24	3,461,000	3,478,170
2% 5/31/24	1,958,000	1,967,102
2% 6/30/24	2,104,000	2,112,465
2% 2/15/25	446,000	446,122
2% 8/15/25	5,690,000	5,676,886
2% 11/15/26	4,012,000	3,975,485
2.125% 8/31/20	218,000	222,326
2.125% 1/31/21	433,000	441,711
2.125% 9/30/21	30,000	30,599
2.125% 12/31/21	275,000	280,393
2.125% 6/30/22	7,182,000	7,318,065
2.125% 12/31/22	261,000	265,639
2.125% 11/30/23	381,000	386,923
2.125% 2/29/24	1,101,000	1,116,010
2.125% 3/31/24	1,787,000	1,810,664
2.125% 5/15/25	485,000	488,922
2.25% 3/31/21	434,000	444,630
2.25% 12/31/23	2,976,000	3,041,449
2.25% 1/31/24	7,160,000	7,314,388
2.25% 11/15/24	1,622,000	1,652,729
2.25% 11/15/25	4,838,000	4,912,271
2.25% 2/15/27	2,968,000	3,001,390
2.375% 8/15/24	1,645,000	1,691,201
2.375% 5/15/27	1,399,000	1,429,385
2.5% 8/15/23	2,190,000	2,271,868
2.5% 5/15/24	7,959,000	8,247,514
2.625% 11/15/20	380,000	393,478
2.75% 11/15/23	566,000	595,693
2.75% 2/15/24	1,132,000	1,190,634
3.125% 5/15/19	45,000	46,375
3.125% 5/15/21	357,000	377,109
3.375% 11/15/19	391,000	408,228
3.5% 5/15/20	408,000	430,663
3.625% 8/15/19	12,000	12,532
3.625% 2/15/20	492,000	518,791
3.625% 2/15/21	517,000	553,533
3.75% 11/15/18	195,000	200,698
		403,605,589
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $400,253,284)		403,605,589
	Shares	Value

Money Market Funds - 0.5%
Fidelity Cash Central Fund, 1.11% (a)
(Cost $2,146,180)	2,145,752	2,146,182
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $402,399,464)		405,751,771
NET OTHER ASSETS (LIABILITIES) - 0.5%		2,125,140
NET ASSETS - 100%		$407,876,911

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,654
Total	$9,654

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$403,605,589	$--	$403,605,589	$--
Money Market Funds	2,146,182	2,146,182	--	--
Total Investments in Securities:	$405,751,771	$2,146,182	$403,605,589	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $400,253,284)	$403,605,589
Fidelity Central Funds (cost $2,146,180)	2,146,182
Total Investment in Securities (cost $402,399,464)		$405,751,771
Receivable for investments sold		11,521,913
Receivable for fund shares sold		46,998
Interest receivable		1,540,411
Distributions receivable from Fidelity Central Funds		2,460
Receivable from investment adviser for expense reductions		24,246
Total assets		418,887,799
Liabilities
Payable for investments purchased	$10,776,931
Payable for fund shares redeemed	30,653
Distributions payable	131,866
Accrued management fee	13,098
Other affiliated payables	33,041
Other payables and accrued expenses	25,299
Total liabilities		11,010,888
Net Assets		$407,876,911
Net Assets consist of:
Paid in capital		$404,398,091
Undistributed net investment income		120,169
Accumulated undistributed net realized gain (loss) on investments		6,344
Net unrealized appreciation (depreciation) on investments		3,352,307
Net Assets, for 41,102,110 shares outstanding		$407,876,911
Net Asset Value, offering price and redemption price per share ($407,876,911 ÷ 41,102,110 shares)		$9.92

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Interest		$1,938,766
Income from Fidelity Central Funds		9,654
Total income		1,948,420
Expenses
Management fee	$42,082
Transfer agent fees	78,904
Accounting fees and expenses	27,248
Custodian fees and expenses	3,914
Independent trustees' fees and expenses	275
Registration fees	25,177
Audit	23,164
Legal	47
Miscellaneous	213
Total expenses before reductions	201,024
Expense reductions	(93,664)	107,360
Net investment income (loss)		1,841,060
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	130,670
Total net realized gain (loss)		130,670
Change in net unrealized appreciation (depreciation) on investment securities		3,617,919
Net gain (loss)		3,748,589
Net increase (decrease) in net assets resulting from operations		$5,589,649

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	For the period March 1, 2016 (commencement of operations) to February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,841,060	$485,424
Net realized gain (loss)	130,670	(26,312)
Change in net unrealized appreciation (depreciation)	3,617,919	(265,612)
Net increase (decrease) in net assets resulting from operations	5,589,649	193,500
Distributions to shareholders from net investment income	(1,713,304)	(455,840)
Distributions to shareholders from net realized gain	–	(135,222)
Total distributions	(1,713,304)	(591,062)
Share transactions
Proceeds from sales of shares	375,062,085	146,503,005
Reinvestment of distributions	1,392,901	591,062
Cost of shares redeemed	(3,189,500)	(115,961,425)
Net increase (decrease) in net assets resulting from share transactions	373,265,486	31,132,642
Total increase (decrease) in net assets	377,141,831	30,735,080
Net Assets
Beginning of period	30,735,080	–
End of period	$407,876,911	$30,735,080
Other Information
Undistributed net investment income end of period	$120,169	$–
Distributions in excess of net investment income end of period	$–	$(7,587)
Shares
Sold	38,139,283	15,000,270
Issued in reinvestment of distributions	141,338	59,825
Redeemed	(323,839)	(11,914,767)
Net increase (decrease)	37,956,782	3,145,328

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity SAI U.S. Treasury Bond Index Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.77	$10.00
Income from Investment Operations
Net investment income (loss)B	.084	.146
Net realized and unrealized gain (loss)	.144	(.234)
Total from investment operations	.228	(.088)
Distributions from net investment income	(.078)	(.133)
Distributions from net realized gain	–	(.009)
Total distributions	(.078)	(.142)
Net asset value, end of period	$9.92	$9.77
Total ReturnC,D	2.34%	(.90)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.19%G	.41%
Expenses net of fee waivers, if any	.10%G	.10%
Expenses net of all reductions	.10%G	.10%
Net investment income (loss)	1.72%G	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$407,877	$30,735
Portfolio turnover rateH	77%G	511%

 A For the period March 1, 2016 (commencement of operations) to February 28, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017

1. Organization.

Fidelity SAI U.S. Treasury Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,607,232
Gross unrealized depreciation	(160,401)
Net unrealized appreciation (depreciation)	$3,446,831
Tax cost	$402,304,940

The Fund elected to defer to its next fiscal year approximately $85,722 of capital losses recognized during the period November 1, 2016 to February 28, 2017.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .04% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $161 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .10% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $93,632. Effective September 1, 2017, the expense limitation will be changed to .03%. This reimbursement will remain in place through April 30, 2019.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $32.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Core Income Fund owns approximately 73% of the total outstanding shares of the fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Actual	.10%	$1,000.00	$1,023.40	.51C
Hypothetical-D		$1,000.00	$1,024.70	.51C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C If fees and changes to the Fund's expense contract and/ or expense cap, effective September 1, 2017, had been in effect during the current period, the restated annualized expense ratio would have been .03% and the expenses paid in the actual and hypothetical examples above would have been $0.15 and $.015, respectively.

 D 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

UYB-SANN-1017
1.9872607.101

Fidelity® Series Long-Term Treasury Bond Index Fund Semi-Annual Report August 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2017

	% of fund's investments	% of fund's investments 6 months ago
2 - 2.99%	27.9	28.0
3 - 3.99%	47.4	44.8
4 - 4.99%	17.2	18.2
5 - 5.99%	4.7	5.2
6 - 6.99%	2.2	3.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2017
U.S. Treasury Obligations	99.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

As of February 28, 2017
U.S. Treasury Obligations	99.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Obligations - 99.5%
U.S. Treasury Bonds:
2.25% 8/15/46	$57,720,000	$52,105,828
2.5% 2/15/45	63,349,000	60,629,447
2.5% 2/15/46	57,983,000	55,323,936
2.5% 5/15/46	57,705,000	55,033,890
2.75% 8/15/42	34,672,000	35,120,298
2.75% 11/15/42	42,751,000	43,265,348
2.75% 8/15/47	22,320,000	22,420,266
2.875% 5/15/43	62,069,000	64,142,008
2.875% 8/15/45	62,733,000	64,617,440
2.875% 11/15/46	58,004,000	59,698,804
3% 5/15/42	22,740,000	24,119,501
3% 11/15/44	62,795,000	66,368,918
3% 5/15/45	62,576,000	66,071,457
3% 11/15/45	61,169,000	64,538,074
3% 2/15/47	58,090,000	61,298,565
3% 5/15/47	56,295,000	59,433,007
3.125% 11/15/41	21,703,000	23,542,668
3.125% 2/15/42	27,066,000	29,351,808
3.125% 2/15/43	43,508,000	47,041,326
3.125% 8/15/44	62,728,000	67,861,405
3.375% 5/15/44	62,260,000	70,382,984
3.5% 2/15/39	18,290,000	21,140,668
3.625% 8/15/43	51,525,000	60,586,155
3.625% 2/15/44	62,368,000	73,469,991
3.75% 8/15/41	24,428,000	29,266,843
3.75% 11/15/43	61,426,000	73,790,383
3.875% 8/15/40	25,400,000	30,935,414
4.25% 5/15/39	16,687,000	21,371,093
4.25% 11/15/40	25,441,000	32,692,679
4.375% 2/15/38	10,124,000	13,167,132
4.375% 11/15/39	19,345,000	25,205,930
4.375% 5/15/40	27,844,000	36,332,069
4.375% 5/15/41	20,018,000	26,219,670
4.5% 2/15/36	22,047,000	29,016,780
4.5% 5/15/38	11,795,000	15,592,437
4.5% 8/15/39	18,515,000	24,508,508
4.625% 2/15/40	33,162,000	44,688,386
4.75% 2/15/37	7,728,000	10,504,646
4.75% 2/15/41	26,330,000	36,217,121
5% 5/15/37	9,899,000	13,845,453
5.25% 11/15/28	12,594,000	16,452,388
5.25% 2/15/29	11,121,000	14,578,502
5.375% 2/15/31	19,510,000	26,634,198
5.5% 8/15/28	10,412,000	13,804,034
6.125% 11/15/27	11,899,000	16,277,460
6.125% 8/15/29	6,857,000	9,682,566
6.25% 5/15/30	9,827,000	14,208,460
		1,822,555,944
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,782,771,518)		1,822,555,944
	Shares	Value

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 1.11% (a)
(Cost $11,933,278)	11,930,893	11,933,279
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $1,794,704,796)		1,834,489,223
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(3,226,914)
NET ASSETS - 100%		$1,831,262,309

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,244
Total	$11,244

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,822,555,944	$--	$1,822,555,944	$--
Money Market Funds	11,933,279	11,933,279	--	--
Total Investments in Securities:	$1,834,489,223	$11,933,279	$1,822,555,944	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,782,771,518)	$1,822,555,944
Fidelity Central Funds (cost $11,933,278)	11,933,279
Total Investment in Securities (cost $1,794,704,796)		$1,834,489,223
Receivable for investments sold		14,114,043
Receivable for fund shares sold		1,340,561
Interest receivable		9,326,629
Distributions receivable from Fidelity Central Funds		6,680
Total assets		1,859,277,136
Liabilities
Payable for investments purchased	$27,090,159
Payable for fund shares redeemed	641,738
Distributions payable	280,392
Other payables and accrued expenses	2,538
Total liabilities		28,014,827
Net Assets		$1,831,262,309
Net Assets consist of:
Paid in capital		$1,792,628,075
Undistributed net investment income		85,912
Accumulated undistributed net realized gain (loss) on investments		(1,236,105)
Net unrealized appreciation (depreciation) on investments		39,784,427
Net Assets		$1,831,262,309
Series Long-Term Treasury Bond Index:
Net Asset Value, offering price and redemption price per share ($1,831,262,309 ÷ 203,368,069 shares)		$9.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Interest		$9,272,430
Income from Fidelity Central Funds		11,244
Total income		9,283,674
Expenses
Management fee	$2,695
Transfer agent fees	3,754
Custodian fees and expenses	2,536
Independent trustees' fees and expenses	660
Miscellaneous	135
Total expenses before reductions	9,780
Expense reductions	(9)	9,771
Net investment income (loss)		9,273,903
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,015,021)
Total net realized gain (loss)		(1,015,021)
Change in net unrealized appreciation (depreciation) on investment securities		43,069,040
Net gain (loss)		42,054,019
Net increase (decrease) in net assets resulting from operations		$51,327,922

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	For the period July 7, 2016 (commencement of operations) to February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,273,903	$306,195
Net realized gain (loss)	(1,015,021)	(221,084)
Change in net unrealized appreciation (depreciation)	43,069,040	(3,284,613)
Net increase (decrease) in net assets resulting from operations	51,327,922	(3,199,502)
Distributions to shareholders from net investment income	(9,186,902)	(307,284)
Share transactions - net increase (decrease)	1,767,541,563	25,086,512
Total increase (decrease) in net assets	1,809,682,583	21,579,726
Net Assets
Beginning of period	21,579,726	–
End of period	$1,831,262,309	$21,579,726
Other Information
Undistributed net investment income end of period	$85,912	$–
Distributions in excess of net investment income end of period	$–	$(1,089)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Long-Term Treasury Bond Index Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$8.59	$10.00
Income from Investment Operations
Net investment income (loss)B	.112	.119
Net realized and unrealized gain (loss)	.406	(1.410)
Total from investment operations	.518	(1.291)
Distributions from net investment income	(.108)	(.119)
Total distributions	(.108)	(.119)
Net asset value, end of period	$9.00	$8.59
Total ReturnC,D	6.07%	(12.96)%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	.19%G
Expenses net of fee waivers, if any	- %G,H	.19%G
Expenses net of all reductions	- %G,H	.19%G
Net investment income (loss)	2.72%G	2.02%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,831,262	$10,734
Portfolio turnover rateI	11%G	45%G

 A For the period July 7, 2016 (commencement of operations) to February 28, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017

1. Organization.

Fidelity Series Long-Term Treasury Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds advised by Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective August 28, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were exchanged for shares of Series Long-Term Treasury Bond Index shares.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$41,047,189
Gross unrealized depreciation	(2,035,635)
Net unrealized appreciation (depreciation)	$39,011,554
Tax cost	$1,795,477,669

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(221,084)

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Fees and Other Transactions with Affiliates.

Management Fee. Effective June 1, 2017, under the management contract approved by the Board and shareholders, Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. In addition, the investment adviser pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Prior to June 1, 2017, the investment adviser and its affiliates provided the Fund with investment management related services for which the Fund paid a monthly management fee that was based on an annual rate of .05% of the Fund's average net assets. Under the management contract, the investment adviser paid all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under the expense contract, the investment adviser paid class-level expenses for Series Long-Term Treasury Bond Index so that the total expenses did not exceed .19%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense, including commitment fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective June 1, 2017, fees for these services are no longer charged to the classes. Prior to June 1, 2017, FIIOC received transfer agent fees at an annual rate of .17% of class-level average net assets for Series Long-Term Treasury Bond Index. FIIOC received no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Series Long-Term Treasury Bond Index paid a portion of the transfer agent fees at an annual rate of .14% of class-level average net assets.

For the period, transfer agent fees for each applicable class were as follows:

Amount
Series Long-Term Treasury Bond Index	$3,754

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $135 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $9.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2017(a)	Year ended February 28, 2017(b)
From net investment income
Series Long-Term Treasury Bond Index	$4,556,214	$147,727
Class F	4,630,688	159,557
Total	$9,186,902	$307,284

 (a) All Class F Shares were redeemed by August 28, 2017.

 (b) For the period July 7, 2016 (commencement of operations) to February 28, 2017.

.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares(a)	Shares(b)	Dollars(a)	Dollars(b)
	Six months ended August 31, 2017	Year ended February 28, 2017	Six months ended August 31, 2017	Year ended February 28, 2017
Series Long-Term Treasury Bond Index
Shares sold	203,543,579	1,295,418	$1,808,288,739	$12,945,010
Reinvestment of distributions	482,496	16,412	4,275,823	147,727
Shares redeemed	(1,907,263)	(62,573)	(16,768,332)	(610,925)
Net increase (decrease)	202,118,812	1,249,257	$1,795,796,230	$12,481,812
Class F
Shares sold	109,166,248	1,274,301	$960,553,376	$12,734,560
Reinvestment of distributions	311,902	17,722	2,729,772	159,557
Shares redeemed	(110,740,298)	(29,875)	(991,537,815)	(289,417)
Net increase (decrease)	(1,262,148)	1,262,148	$(28,254,667)	$12,604,700

 (a) All Class F Shares were redeemed by August 28, 2017.

 (b) For the period July 7, 2016 (commencement of operations) to February 28, 2017.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Series Long-Term Treasury Bond Index	- %C
Actual		$1,000.00	$1,060.70	$-D
Hypothetical-E		$1,000.00	$1,025.21	$-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005 per share.

 E 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

XS8-SANN-1017
1.9872675.101

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 25, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 25, 2017